Note 1	12 Months Ended
Dec. 31, 2022
Introduction Basis For The Presentation Of The Consolidated Financial Statements Internal Control Of Financial Information And Other Information [Abstract]
Disclosure of Introduction Basis For The Presentation Of The Consolidated Financial Statements Internal Control Of Financial Information And Other Information [Text Block]	Introduction, basis for the presentation of the Consolidated Financial Statements, Internal Control over Financial Reporting and other information Introduction
Banco Bilbao Vizcaya Argentaria, S.A. (hereinafter “the Bank”, “BBVA" or “BBVA, S.A.”) is a private-law entity subject to the laws and regulations governing banking entities operating in Spain. It carries out its activity through branches and agencies across the country and abroad.
The Bylaws and other public information are available for inspection at the Bank’s registered address (Plaza San Nicolás, 4 Bilbao) as noted on its web site (www.bbva.com).
In addition to the activities it carries out directly, the Bank heads a group of subsidiaries, joint ventures and associates which perform a wide range of activities and which together with the Bank constitute the Banco Bilbao Vizcaya Argentaria Group (hereinafter the “Group” or the “BBVA Group”). In addition to its own separate financial statements, the Bank is required to prepare Consolidated Financial Statements comprising all consolidated subsidiaries of the Group.
As of December 31, 2022, the BBVA Group had 203 consolidated entities and 43 entities accounted for using the equity method (see Notes 3 and 16 and Appendix I to V).
The Consolidated Financial Statements of the BBVA Group for the year ended December 31, 2022, were authorized for issue on March 6, 2023.
Basis for the presentation of the Consolidated Financial Statements
The BBVA Group’s Consolidated Financial Statements are presented in compliance with IFRS-IASB (International Financial Reporting Standards as issued by the International Accounting Standards Board), as well as in accordance with the International Financial Reporting Standards endorsed by the European Union (“EU-IFRS”) applicable as of December 31, 2022, considering the Bank of Spain Circular 4/2017, as well as its successive amendments, and with any other legislation governing financial reporting which is applicable and with the format and mark-up requirements established in the EU Delegated Regulation 2019/815 of the European Commission.
The BBVA Group’s Consolidated Financial Statements for the year ended December 31, 2022 were prepared by the Group’s Directors (through the Board of Directors meeting held on February 9, 2023) by applying the principles of consolidation, accounting policies and valuation criteria described in Note 2, so that they present fairly the Group’s total consolidated equity and financial position as of December 31, 2022, together with the consolidated results of its operations and cash flows generated during the year ended December 31, 2022.
These Consolidated Financial Statements were prepared on the basis of the accounting records kept by the Bank and each of the other entities in the Group. Moreover, they include the adjustments and reclassifications required to harmonize the accounting policies and valuation criteria used by the Group (see Note 2.2).
All effective accounting standards and valuation criteria with a significant effect on the Consolidated Financial Statements were applied in their preparation.
The amounts reflected in the Consolidated Financial Statements are presented in millions of euros, unless it is more appropriate to use smaller units. Some items that appear without a balance in these Consolidated Financial Statements are due to how the units are expressed. Also, in presenting amounts in millions of euros, the accounting balances have been rounded up or down. It is therefore possible that the totals appearing in some tables are not the exact arithmetical sum of their component figures.
The percentage changes in amounts have been calculated using figures expressed in thousands of euros.
Seasonal nature of income and expenseThe nature of the most significant activities carried out by the BBVA Group’s entities is mainly related to typical activities carried out by financial institutions, and are not significantly affected by seasonal factors within the same year.Responsibility for the information and for the estimates made
The information contained in the BBVA Group’s Consolidated Financial Statements is the responsibility of the Group’s Directors.
Estimates were required to be made at times when preparing these Consolidated Financial Statements in order to calculate the recorded or disclosed amount of some assets, liabilities, income, expense and commitments. These estimates relate mainly to the following:
–Loss allowances on certain financial assets (see Notes 7, 13, 14 and 16).
–The assumptions used to quantify certain provisions (see Notes 23 and 24) and for the actuarial calculation of post-employment benefit liabilities and commitments (see Note 25).
–The useful life and impairment losses of tangible and intangible assets (see Notes 17, 18, and 21).
–The valuation of goodwill and price allocation of business combinations (see Note 18).
–The fair value of certain unlisted financial assets and liabilities (see Notes 7, 8, 10, 11, 12, 13 and 15).
–The recoverability of deferred tax assets (see Note 19).
The great macroeconomic and geopolitical uncertainty (see Note 7.1) has resulted in greater complexity in developing reliable estimates and applying judgment. Therefore, while these estimates have been made on the basis of the best available information on the matters analyzed, as of December 31, 2022, it is possible that events may take place in the future which could make it necessary to amend these estimations (upward or downward), which would be carried out prospectively, recognizing the effects of the change in estimation in the consolidated financial statements.
During 2022 there have been no other significant changes in the estimates made as of December 31, 2021 and 2020, other than those indicated in these Consolidated Financial Statements.
BBVA Group’s Internal Control over Financial Reporting
BBVA Group’s Consolidated Financial Statements are prepared under an Internal Control over Financial Reporting Model (ICFR). It provides reasonable assurance with respect to the reliability and the integrity of the consolidated financial statements. It is also aimed to support that the transactions are processed in accordance with the applicable laws and regulations.
The ICFR model is compliant with the control framework established in 2013 by the Committee of Sponsoring Organizations of the Treadway Commission (hereinafter "COSO"). The COSO 2013 framework sets out five components that constitute the basis of the effectiveness and efficiency of the internal control systems:
–The establishment of an appropriate control framework.
–The assessment of the risks that could arise during the preparation of the financial information.
–The design of the necessary controls to mitigate the identified risks.
–The establishment of an appropriate system of information to detect and report system weaknesses.
–The monitoring over the controls to support correct performance and effectiveness over time.
The ICFR model is a dynamic model that continuously evolves over time to reflect the reality of the BBVA Group’s businesses and processes, as well as the risks and controls designed to mitigate them. It is subject to a continuous evaluation by the internal financial control units located in the different entities of BBVA Group.
In order to guarantee the necessary independence of the aforementioned internal financial control units, they are integrated within the Regulation & Internal Control area, whose head reports to the Board of Directors through its Committees, and defines and coordinates the Group's entire internal control model, based on two pillars:
–A control system organized into three lines of defense that has been updated and strengthened, as described below:
a.The first line of defense (1LoD) is located within the business and support units, which are responsible for identifying risks associated with their processes, as well as for implementing and executing the necessary controls to mitigate them. The Risk Control Assurer (RCA) role was created to reinforce the adequate risk management in each area’s processes
b.The second line of defense (2LoD) comprises the specialized control units for each type of risk (Risk Control Specialists - RCS- among others Finance, Legal, IT, Third Party, Compliance or Processes). This second line defines the mitigation and control frameworks for their areas of responsibility across the entire organization and performs challenge to the control model (supervises the implementation and design of the controls and assesses their effectiveness).
c.The third line of defense (3LoD) is the Internal Audit unit, which conducts an independent review of the model, verifying the compliance and effectiveness of the control model, both the first and second line of defense functions.
–A committee structure in the Group, called Corporate Assurance, which enables the escalation of possible weaknesses to the Management as well as the management of issues related to internal control, both at a consolidated level and also in each of the countries where the Group operates.
The RCA and RCS Finance (Internal Financial Control) units comply with a common and standard methodology established at the Group level, as set out in the following diagram:
The ICFR model is subject to evaluation on a regular basis by the Control areas (RCAs and RCSs), and annually by the Group’s Internal Audit Unit. It is also supervised by the Audit Committee of the Bank’s Board of Directors.
The BBVA Group also complies with the requirements of the Sarbanes-Oxley Act (hereafter, “SOX”) for the preparation of the consolidated Financial Statements, as a company with securities registered with the U.S. Securities and Exchange Commission (“SEC”). The main senior executives of the Group are involved in the design and implementation of the internal control model with the aim of making it effective and to support the quality and accuracy of the financial information.